CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
CASH, CASH EQUIVALENTS AND BANK DEPOSITS [Abstract]
Schedule of amount of cash and cash equivalents and bank deposits by original maturity
	December 31,
	2014	2015
	RMB	RMB
Cash and cash equivalents	252,174	356,599

Short-term time deposits with maturity over three months but within one year	24,000	9,000

Long-term time deposits with maturity of over one year but due within one year	3,256	-